Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2017
Cash and cash equivalents (Tables) [Abstract]
Cash and cash equivalents

6. Cash and cash equivalents

	December 31,
	2017	2016
Short-term bank deposits	66,767	79,969

	66,767	79,969